Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details) - $ / $	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Base Forecast [Member] | Average Q4 2024 - Q3 2025 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.52%
U.S. 10-year BBB spread	1.75%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Base Forecast [Member] | Average Q4 2024 - Q3 2025 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	1.70%
Home prices	6.00%
Central bank policy interest rate	3.19%
Base Forecast [Member] | Average Q4 2024 - Q3 2025 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	1.90%
Home prices	1.30%
Central bank policy interest rate	3.69%
Base Forecast [Member] | Average Q4 2023 - Q3 2024 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield		3.89%
U.S. 10-year BBB spread		2.18%
Exchange rate (U.S. dollar/Canadian dollar)		0.72
Base Forecast [Member] | Average Q4 2023 - Q3 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		6.20%
Real GDP		0.70%
Home prices		0.10%
Central bank policy interest rate		4.63%
Base Forecast [Member] | Average Q4 2023 - Q3 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.00%
Real GDP		1.50%
Home prices		2.50%
Central bank policy interest rate		5.25%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.45%	3.22%
U.S. 10-year BBB spread	1.80%	1.81%
Exchange rate (U.S. dollar/Canadian dollar)	0.75	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%	6.20%
Real GDP	2.00%	1.70%
Home prices	3.00%	3.70%
Central bank policy interest rate	2.27%	2.39%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%	4.10%
Real GDP	2.10%	1.70%
Home prices	3.00%	1.60%
Central bank policy interest rate	3.00%	2.94%
Upside Scenario [Member] | Average Q4 2024 - Q3 2025 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.49%
U.S. 10-year BBB spread	1.59%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Upside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	2.10%
Home prices	8.20%
Central bank policy interest rate	4.19%
Upside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.70%
Home prices	4.20%
Central bank policy interest rate	5.00%
Upside Scenario [Member] | Average Q4 2023 - Q3 2024 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield		4.21%
U.S. 10-year BBB spread		1.94%
Exchange rate (U.S. dollar/Canadian dollar)		0.77
Upside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.60%
Real GDP		0.90%
Home prices		3.10%
Central bank policy interest rate		5.00%
Upside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		3.70%
Real GDP		2.20%
Home prices		3.50%
Central bank policy interest rate		5.50%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.81%	3.32%
U.S. 10-year BBB spread	1.76%	1.78%
Exchange rate (U.S. dollar/Canadian dollar)	0.76	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%	5.80%
Real GDP	2.20%	1.70%
Home prices	3.40%	3.00%
Central bank policy interest rate	2.61%	2.45%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%	3.90%
Real GDP	2.40%	1.80%
Home prices	3.80%	2.10%
Central bank policy interest rate	3.39%	2.95%
Downside Scenario [Member] | Average Q4 2024 - Q3 2025 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.40%
U.S. 10-year BBB spread	2.51%
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.70%
Real GDP	(0.40%)
Home prices	(7.10%)
Central bank policy interest rate	1.69%
Downside Scenario [Member] | Average Q4 2024 - Q3 2025 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	(0.20%)
Home prices	(8.50%)
Central bank policy interest rate	2.81%
Downside Scenario [Member] | Average Q4 2023 - Q3 2024 [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield		3.46%
U.S. 10-year BBB spread		2.67%
Exchange rate (U.S. dollar/Canadian dollar)		0.71
Downside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		7.00%
Real GDP		(0.80%)
Home prices		(9.70%)
Central bank policy interest rate		3.75%
Downside Scenario [Member] | Average Q4 2023 - Q3 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.00%
Real GDP		(0.10%)
Home prices		(8.10%)
Central bank policy interest rate		4.25%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.34%	3.17%
U.S. 10-year BBB spread	2.10%	2.05%
Exchange rate (U.S. dollar/Canadian dollar)	0.71	0.74
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%	7.10%
Real GDP	2.30%	1.90%
Home prices	3.70%	6.70%
Central bank policy interest rate	1.81%	1.88%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%	5.20%
Real GDP	2.40%	2.00%
Home prices	4.10%	4.80%
Central bank policy interest rate	2.06%	2.38%